Financial Obligations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Obligationstext Block [Abstract]
Schedule of financial obligations
	Currency	Nominal interest rate	Maturity	2020	2019
		%		S/(000)	S/(000)
Short-term promissory notes (b)
Banco de Crédito del Perú	US$	2.20%	July 8, 2021	65,232	-
BBVA	US$	2.70%	May 8, 2020	-	8,293
Banco de Crédito del Perú	S/	4.64%	June 18, 2020	-	13,689
Banco de Crédito del Perú	US$	3.36%	August 6, 2020	-	5,307
Banco de Crédito del Perú	US$	3.23%	August 14, 2020	-	4,864
Banco de Crédito del Perú	US$	3.16%	October 9, 2020	-	16,867
Scotiabank Perú S.A.A.	US$	3.00%	October 10, 2020	-	43,121
Scotiabank Perú S.A.A.	US$	2.35%	November 27, 2020	-	6,633

Total current				65,232	98,774

Mid-term promissory notes (bridge loans) (b)
Banco de Crédito del Perú	S/	2.62%	January 10, 2022	79,500	-
Banco de Crédito del Perú	S/	2.62%	January 10, 2022	79,500	-

Senior Notes (c)
Principal, net of issuance costs	US$	4.50%	February 8, 2023	475,491	434,380
Principal, net of issuance costs	S/	6.69%	February 1, 2029	259,502	259,440
Principal, net of issuance costs	S/	6.84%	February 1, 2034	309,359	309,310

Total non-current				1,203,352	1,003,130